UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9176

                  AllianceBernstein Select Investor Series, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: October 31, 2004

                      Date of reporting period: April 30, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.


[LOGO]  ALLIANCEBERNSTEIN (SM)
Investment Research and Management

AllianceBernstein Select Investor Series
Technology Portfolio

High Net Worth Investors--Capital
Appreciation

Semi-Annual Report--April 30, 2004


Investment Products Offered

.. Are Not FDIC Insured
.. May Lose Value
.. Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.



June 21, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Select Investor Series Technology Portfolio (the "Portfolio") for the semi-annual reporting period ended April 30, 2004.

Investment Objective and Policies

This open-end fund seeks to provide superior long-term growth of capital. The Portfolio invests primarily in the equity securities of companies that are involved with the development and utilization of innovative technologies. The Portfolio may invest up to 40% of its total assets in non-U.S. companies. The Portfolio may also invest up to 15% in private technology companies that are planning an initial public offering within a period of several months to three years. The prices of technology stocks are volatile.

The Portfolio may engage in short selling and may use certain other investment practices, including options, futures and forward contracts, and other forms of investment leverage. While these techniques are riskier than many investment strategies, they do provide greater potential for higher total return. This Portfolio is designed for the sophisticated investor who appreciates both the potential and the risks inherent in such strategies.

Investment Results

The following table provides performance data for the Portfolio for the six- and 12-month periods ended April 30, 2004. Also included is the performance for the NASDAQ Composite Index and the Lipper Science and Technology Index, a performance index of the largest qualifying funds that have a science and technology investment objective.

-------------------------------------------------------------------------------

INVESTMENT RESULTS*
Periods Ended April 30, 2004
                                  Returns
                           6 Months      12 Months
                           --------      ---------
AllianceBernstein
Select Investor
Series
Technology
Portfolio
  Class A         -2.44%                 23.08%
  Class B         -2.52%                 22.05%
  Class C         -2.83%                 21.65%

NASDAQ
Composite
Index             -0.62%                 31.13%

Lipper
Science &
Technology
Index             -4.01%                 30.58%


* The Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

  The unmanaged NASDAQ Composite Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The

-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 1


Index is market-value weighted and includes over 5,000 companies. The unmanaged Lipper Science and Technology Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the largest qualifying funds that have a science and technology investment objective. These funds have generally similar investment objectives to the Portfolio, although investment policies for the various funds may differ. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Select Investor Series Technology Portfolio.

Additional investment results appear on pages 4-6.

-------------------------------------------------------------------------------


The Portfolio underperformed its benchmark, the NASDAQ Composite Index, for the six- and 12-month periods ended April 30, 2004. This was primarily a result of the Portfolio's focus on technology stocks, compared to the benchmark's diversification among multiple market sectors, notably health care and consumer services, which outperformed technology during the period.

The Portfolio's technology holdings (which averaged 87% of assets during the 12-month period ended April 30, 2004) actually outperformed the technology components of the NASDAQ Composite Index (which comprised 53% of the Index). Within technology for the 12-month period, positive contributions came from semiconductor and communication equipment holdings; negative contributions came from computer storage, cable and a private equity position. For the six-month period under review, communication equipment and semiconductor components helped performance, while computer hardware/storage and semiconductor capital equipment holdings and a private equity position in the fiber optics sector hurt returns.

Market Review and Investment Strategy

During the 12-month period ended April 30, 2004, technology stocks rallied sharply as both fundamentals and investor sentiment bottomed. Adjusting to this, we increased the Portfolio's net long exposure during the year.

During the six-month period ended April 30, 2004, technology stocks rallied early in the period, but sold off later, ending the period down slightly. Positive performance based on broadly improving fundamental trends early in the period gave way to valuation concerns, geopolitical and macroeconomic issues later on.

During the year, we increased the Portfolio's net long exposure and maintained a high net long position throughout the most recent six months, holding no short positions. We slightly lowered the Portfolio's exposure to semiconductor components and capital equipment and cut cable holdings, while adding back some computer services and increasing software and communication equipment.

-------------------------------------------------------------------------------
2 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO



PORTFOLIO SUMMARY
April 30, 2004 (unaudited)


INCEPTION DATES
Class A Shares
3/30/00
Class B Shares
3/30/00
Class C Shares
3/30/00

PORTFOLIO STATISTICS
Net Assets ($mil): $110.2



INDUSTRY BREAKDOWN*
25.1%  Software
23.3%  Semiconductor Components
16.6%  Communication Equipment
 9.1%  Computer Hardware/Storage
 5.2%  Internet Media
 4.5%  Contract Manufacturing
 4.2%  Computer Services
 3.8%  Semiconductor Capital Equipment
 2.1%  Internet Infrastructure
 1.4%  Miscellaneous
 1.3%  Broadcasting & Cable
 1.0%  Computer Peripherals

 2.4%  Short-Term



* The Portfolio's industry breakdown is expressed as a percentage of total investments and may vary over time.

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 3



INVESTMENT RESULTS

CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                              NAV Returns    SEC Returns
          1 Year                 23.08%        17.65%
 Since Inception*               -24.34%       -25.13%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
          1 Year                 33.07%
 Since Inception*               -24.55%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Portfolio is "non-diversified" and is subject to special risks, which are described in the Portfolio's prospectus. This Portfolio invests in companies of any size. An investment in smaller-cap stocks is more volatile and riskier than an investment in many other types of stocks. The stock market performance of these new technology companies can be dramatic--in both directions. To take advantage of the investment opportunities in rising and falling markets, the Portfolio may make substantial use of leverage, short selling and other investment practices such as options, futures and forwards. These techniques are riskier than many investment strategies, and are appropriate only for particularly sophisticated investors who understand and are willing to assume these risks. The Portfolio can invest in securities denominated in currencies other than the U.S. dollar which may magnify these fluctuations due to changes in international exchange rates and the possibility of substantial volatility due to various factors including political and economic uncertainties throughout the world. The Portfolio may also invest in other investments which are illiquid. Investment in illiquid securities may involve the risk that securities will not be able to be sold at the time desired by the Portfolio or at the prices approximating the value at which the Portfolio is carrying the securities on its book. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 3/30/00.


-------------------------------------------------------------------------------
4 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


 INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                           NAV Returns    SEC Returns
         1 Year                  22.05%        18.05%
Since Inception*                -24.93%       -24.93%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
         1 Year                 34.40%
Since Inception*               -24.31%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Portfolio is "non-diversified" and is subject to special risks, which are described in the Portfolio's prospectus. This Portfolio invests in companies of any size. An investment in smaller-cap stocks is more volatile and riskier than an investment in many other types of stocks. The stock market performance of these new technology companies can be dramatic--in both directions. To take advantage of the investment opportunities in rising and falling markets, the Portfolio may make substantial use of leverage, short selling and other investment practices such as options, futures and forwards. These techniques are riskier than many investment strategies, and are appropriate only for particularly sophisticated investors who understand and are willing to assume these risks. The Portfolio can invest in securities denominated in currencies other than the U.S. dollar which may magnify these fluctuations due to changes in international exchange rates and the possibility of substantial volatility due to various factors including political and economic uncertainties throughout the world. The Portfolio may also invest in other investments which are illiquid. Investment in illiquid securities may involve the risk that securities will not be able to be sold at the time desired by the Portfolio or at the prices approximating the value at which the Portfolio is carrying the securities on its book. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 3/30/00.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 5



INVESTMENT RESULTS

CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
-------------------------------------------------------------------------------
                           NAV Returns    SEC Returns
          1 Year              21.65%         20.65%
 Since Inception*            -24.99%        -24.99%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
         1 Year               37.40%
Since Inception*             -24.31%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Portfolio is "non-diversified" and is subject to special risks, which are described in the Portfolio's prospectus. This Portfolio invests in companies of any size. An investment in smaller-cap stocks is more volatile and riskier than an investment in many other types of stocks. The stock market performance of these new technology companies can be dramatic--in both directions. To take advantage of the investment opportunities in rising and falling markets, the Portfolio may make substantial use of leverage, short selling and other investment practices such as options, futures and forwards. These techniques are riskier than many investment strategies, and are appropriate only for particularly sophisticated investors who understand and are willing to assume these risks. The Portfolio can invest in securities denominated in currencies other than the U.S. dollar which may magnify these fluctuations due to changes in international exchange rates and the possibility of substantial volatility due to various factors including political and economic uncertainties throughout the world. The Portfolio may also invest in other investments which are illiquid. Investment in illiquid securities may involve the risk that securities will not be able to be sold at the time desired by the Portfolio or at the prices approximating the value at which the Portfolio is carrying the securities on its book. While the Portfolio invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*Inception Date: 3/30/00.

-------------------------------------------------------------------------------
6 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO



TEN LARGEST HOLDINGS
April 30, 2004 (unaudited)

Ten Largest Holdings

                                                                 Percent of
Company                                           Value          Net Assets
---------------------------------------------------------------------------
Microsoft Corp.                                $6,554,828             6.0%
Intel Corp.                                     5,539,669             5.0
QUALCOMM, Inc.                                  4,871,880             4.4
Yahoo!, Inc.                                    4,718,010             4.3
Linear Technology Corp.                         4,296,978             3.9
Dell, Inc.                                      4,251,975             3.9
Juniper Networks, Inc.                          4,220,652             3.8
Symantec Corp.                                  3,991,430             3.6
Samsung Electronics Co., Ltd
(GDR) (South Korea)                             3,668,842             3.3
SAP AG (ADR) (Germany)                          3,493,136             3.2
                                              $45,607,400            41.4%


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 7



PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)

Company                                         Shares            Value
------------------------------------------------------------------------
COMMON STOCKS-98.5%
Technology-97.1%
Communication Equipment-17.0%
Alcatel, SA (ADR) (France)(a)                    74,100       $1,086,306
Cisco Systems, Inc.(a)                          163,600        3,414,332
Corning, Inc.(a)                                148,100        1,633,543
Juniper Networks, Inc.(a)                       192,900        4,220,652
Motorola, Inc.                                  119,400        2,179,050
Nextel Partners, Inc. Cl. A(a)                   97,000        1,294,950
QUALCOMM, Inc.                                   78,000        4,871,880
                                                             ------------
                                                              18,700,713

Computer Hardware/Storage-9.3%
Agilent Technologies, Inc.(a)                    77,700        2,098,677
Dell, Inc.(a)                                   122,500        4,251,975
EMC Corp.(a)                                    206,500        2,304,540
Hewlett-Packard Co.                              82,800        1,631,160
                                                             ------------
                                                              10,286,352

Computer Peripherals-1.0%
Network Appliance, Inc.(a)                       58,500        1,089,270

Computer Services-4.3%
Accenture Ltd. Cl. A (Bermuda)(a)                47,000        1,117,190
BearingPoint, Inc.(a)                           111,046        1,112,681
Computer Sciences Corp.(a)                       36,000        1,472,760
Fiserv, Inc.(a)                                  28,800        1,052,928
                                                             ------------
                                                               4,755,559

Contract Manufacturing-4.6%
Flextronics International Ltd. (Singapore)(a)   191,400        3,081,540
Sanmina-SCI Corp.(a)                            200,900        2,013,018
                                                             ------------
                                                               5,094,558

Internet Infrastructure-2.2%
eBay, Inc.(a)                                    30,200        2,410,564

Internet Media-5.2%
SINA Corp. (Cayman Islands)(a)                   38,100        1,085,850
Yahoo!, Inc.(a)                                  93,500        4,718,010
                                                             ------------
                                                               5,803,860

Semiconductor Capital Equipment-3.9%
Applied Materials, Inc.(a)                      103,500        1,886,805
ASML Holding N.V. (Netherlands)(a)               64,300          999,865
KLA-Tencor Corp.(a)                              33,800        1,408,446
                                                             ------------
                                                               4,295,116



-------------------------------------------------------------------------------
8 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO



Portfolio of Investments


Company                                         Shares           Value
------------------------------------------------------------------------
Semiconductor Components-23.9%
Altera Corp.(a)                                  55,400       $1,108,554
Broadcom Corp. Cl. A(a)                          92,000        3,473,920
Intel Corp.                                     215,300        5,539,669
Linear Technology Corp.                         120,600        4,296,978
Marvell Technology Group Ltd. (Bermuda)(a)       75,800        2,935,734
Maxim Integrated Products, Inc.                  37,300        1,715,427
Samsung Electronics Co., Ltd. (GDR)
  (South Korea)(b)                               15,458        3,668,842
Silicon Laboratories, Inc.(a)                    22,000        1,037,300
United Microelectronics Corp. (ADR)
  (Taiwan)(a)                                   490,000        2,548,000
                                                             ------------
                                                              26,324,424

Software-25.7%
BMC Software, Inc.(a)                            58,900        1,018,970
Cognos, Inc. (Canada)(a)                         44,500        1,403,085
Electronic Arts, Inc.(a)                         30,600        1,548,972
Manhattan Associates, Inc.(a)                    12,500          335,875
Mercury Interactive Corp.(a)                     63,900        2,718,945
Microsoft Corp.                                 252,400        6,554,828
NaviSite, Inc.(a)                                28,014          134,692
Oracle Corp.(a)                                 308,800        3,464,736
SAP AG (ADR) (Germany)                           93,700        3,493,136
Symantec Corp.(a)                                88,600        3,991,430
TIBCO Software, Inc.(a)                         116,600          874,500
VERITAS Software Corp.(a)                        92,700        2,472,309
webMethods, Inc.(a)                              36,300          312,180
                                                             ------------
                                                              28,323,658
                                                             ------------
                                                             107,084,074

Consumer Services-1.4%
Broadcasting & Cable-1.4%
Viacom, Inc. Cl. B                               39,100        1,511,215
Total Common Stocks
  (cost $96,125,632)                                         108,595,289

PREFERRED STOCKS-1.4%
Miscellaneous-1.4%
Agility Communications, Inc.
  (Private Placement)(a)(c)                   1,531,628          199,112

Aventail Corp. Ser. E
  (Private Placement)(a)(c)                   2,000,000        1,200,000

Paxonet Communications, Inc.
  (Private Placement)(a)(c)                     354,610          127,659
                                                             ------------

Total Preferred Stocks
(cost $5,000,000)                                              1,526,771

------------------------------------------------------------------------

ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 9

                                             Principal
                                                Amount
Company                                           (000)          Value
------------------------------------------------------------------------

SHORT-TERM INVESTMENT-2.5%
Time Deposit-2.5%
Bank of New York
  0.563%, 5/03/04
 (cost $2,700,000)                             $  2,700    $   2,700,000

Total Investments-102.4%
  (cost $103,825,632)                                        112,822,060

Other assets less liabilities-(2.4%)                          (2,615,036)
                                                             ------------

Net Assets-100%                                             $110,207,024



(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, the aggregate market value of this security amounted to $3,668,842 or 3.3% of net assets.

(c)  Restricted and illiquid security, valued at fair value (see Notes A and F).

Glossary of Terms:

ADR-American Depositary Receipt
GDR-Global Depositary Receipt


See notes to financial statements.


------------------------------------------------------------------------
10 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
April 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $103,825,632)        $   112,822,060
Cash                                                                   110,218
Receivable for investment securities sold                            4,512,187
Interest and dividends receivable                                       73,300
Receivable for capital stock sold                                          979
Total assets                                                       117,518,744

Liabilities
Payable for investment securities purchased                          6,544,883
Payable for capital stock redeemed                                     376,726
Distribution fee payable                                                81,939
Accrued expenses                                                       308,172
Total liabilities                                                    7,311,720
Net Assets                                                     $   110,207,024

Composition of Net Assets
Capital stock, at par                                          $        35,244
Additional paid-in capital                                         693,865,884
Accumulated net investment loss                                     (1,017,218)
Accumulated net realized loss on investment transactions          (591,673,314)
Net unrealized appreciation of investments                           8,996,428
                                                               $   110,207,024

Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($34,530,122/10,799,935 shares of capital
  stock issued and outstanding)                                          $3.20
Sales charge--4.25% of public offering price                               .14
Maximum offering price                                                   $3.34

Class B Shares
Net asset value and offering price per share
  ($49,506,438/15,984,555 shares of capital
  stock issued and outstanding)                                          $3.10

Class C Shares
Net asset value and offering price per share
  ($26,170,464/8,459,213 shares of capital
  stock issued and outstanding)                                          $3.09


See notes to financial statements.


------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 11



STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
  of $5,537)                                          $103,850
Interest                                                 6,855        $110,705

Expenses
Advisory fee                                           322,504
Distribution fee--Class A                               60,368
Distribution fee--Class B                              286,376
Distribution fee--Class C                              153,418
Transfer agency                                        224,730
Custodian                                               78,024
Administrative                                          65,000
Printing                                                68,140
Audit and legal                                         53,200
Registration                                            21,110
Directors' fees                                         11,000
Miscellaneous                                            7,066
Total expenses                                       1,350,936
Less: expenses waived by the Adviser and
  the Transfer Agent (see Note B)                       (222,982)
Less: expense offset arrangement
  (see Note B)                                             (31)
Net expenses                                                         1,127,923
Net investment loss                                                 (1,017,218)

Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain on investment
  transactions                                                       4,109,445
Net change in unrealized
  appreciation/depreciation
  of investments                                                    (5,366,536)
Net loss on investment transactions                                 (1,257,091)

Net Decrease in Net Assets
  from Operations                                                  $(2,274,309)


See notes to financial statements.


-------------------------------------------------------------------------------
12 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS


                                           Six Months
                                                Ended               Year Ended
                                       April 30, 2004              October 31,
                                          (unaudited)                     2003
------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss                          $(1,017,218)         $(2,432,838)
Net realized gain (loss) on investment
  transactions                                 4,109,445          (77,537,958)
Net change in unrealized
  appreciation/depreciation
  of investments                              (5,366,536)         116,578,401
Net increase (decrease) in net assets
  from operations                             (2,274,309)          36,607,605

Capital Stock Transactions
Net decrease                                  (22,332,483)        (26,745,987)
Total increase (decrease)                     (24,606,792)           9,861,618

Net Assets
Beginning of period                           134,813,816          124,952,198
End of period (including accumulated net
  investment loss of $1,017,218 and $0,
  respectively)                              $110,207,024         $134,813,816


See notes to financial statements.


------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 13



NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Select Investor Series, Inc. (the "Company"), formerly Alliance Select Investors Series, Inc., is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company currently comprised of three portfolios, the Premier Portfolio, the Technology Portfolio and the Bio-Technology Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Technology Portfolio. The Technology Portfolio (the "Fund") commenced operations on March 30, 2000. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or

------------------------------------------------------------------------------
14 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO


asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and lia-

------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 15



bilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income (or expense on securities sold short) is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an Investment Advisory Agreement, the Fund pays the Adviser a monthly fee at an annualized rate of 1.25% of the Fund's average daily net assets (the "Basic Fee") and an adjustment to the Basic Fee based upon the investment performance of the Class A shares of the Fund in relation to the investment record of the NASDAQ Composite Index (the "Index"). The Basic Fee may be increased to as much as 2.00% annualized or decreased to as little as ..50% annualized. The fee will equal 1.25% annualized if the performance of Class A shares equals the performance of the Index. Prior to March 1, 2003, the basic fee was determined at an annualized rate of 1.50% of the Fund's average daily net assets and an adjustment to the Basic Fee of plus or minus 1.00%. The perfor-

------------------------------------------------------------------------------
16 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO



mance period for each month during the year will be a rolling 36 month period ending with the current month.

Effective January 1, 2004, the Adviser began waiving a portion of its Basic Fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. Through April 30, 2004, such waiver amounted to $211,184. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

During the six months ended April 30, 2004, the effective advisory fee, adjusted for investment performance, was at the annualized rate of .17% of the Fund's average daily net assets.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended April 30, 2004, such fees amounted to $65,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $101,446 for the six months ended April 30, 2004. During the period, AGISvoluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $11,798.

For the six months ended April 30, 2004, the Fund's expenses were reduced by $31 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $294 from the sale of Class A shares and received $67,893 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares, for the six months ended April 30, 2004.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2004, amounted to $283,101, of which $11,747 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.


NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the

------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 17



Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $14,799,981 and $1,873,972 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2004, were as follows:

                                             Purchases              Sales
                                             ---------              -----
Investment securities (excluding
  U.S. government securities)              $  50,372,940       $  69,242,968
U.S. government securities                            -0-                 -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                   $ 21,395,901
Gross unrealized depreciation                                    (12,399,473)
Net unrealized appreciation                                     $  8,996,428

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are

------------------------------------------------------------------------------
18 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO



recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value.

3. Securities Sold Short

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of replacement. The Fund's obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. In addition, the Fund will consider the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses


------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 19



that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.

NOTE E

Capital Stock

There are 9,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     April 30, 2004  October 31, April 30, 2004    October 31,
                      (unaudited)       2003       (unaudited)        2003
                     ------------  ------------  --------------  --------------
Class A
Shares sold              228,621       976,001        $791,575      $2,550,494
Shares converted
  from Class B            19,748        42,842          67,692         120,889
Shares redeemed       (2,467,869)   (4,314,083)     (8,348,928)    (11,543,415)
Net decrease          (2,219,500)   (3,295,240)    $(7,489,661)    $(8,872,032)
Class B
Shares sold              201,314       772,740        $667,026      $2,026,470
Shares converted
  to Class A             (20,327)      (43,991)        (67,692)       (120,889)
Shares redeemed       (2,904,514)   (4,933,864)     (9,587,123)    (12,932,856)
Net decrease          (2,723,527)   (4,205,115)    $(8,987,789)   $(11,027,275)
Class C
Shares sold              129,564       515,999        $443,747      $1,376,848
Shares redeemed       (1,919,075)   (3,104,175)     (6,298,780)     (8,223,528)
Net decrease          (1,789,511)   (2,588,176)    $(5,855,033)    $(6,846,680)

NOTE F

Restricted Securities
                                           Date Acquired                Cost
                                           -------------              -------
Agility Communications, Inc.                   7/31/01         $     2,000,000
Aventail Corp. Ser. E                          4/02/01               2,000,000
Paxonet Communications, Inc.                   4/12/01               1,000,000

The securities listed are restricted and have been valued at fair value in accordance with the procedures described in Note A. The value of these securities at April 30, 2004 was $1,526,771, representing 1.4% of net assets.


------------------------------------------------------------------------------
20 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO



NOTE G

Risks Involved in Investing in the Fund

Concentration of Risk--Among the principal risks of investing in the Fund is market risk. Because it invests predominantly in technology stocks, the Fund has industry/sector risk. Securities of technology companies, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2004.

NOTE I

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending October 31, 2004 will be determined at the end of the current fiscal year. As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                     $  (586,334,965)(a)
Unrealized appreciation/(depreciation)                         4,915,170 (b)
Total accumulated earnings/(deficit)                     $  (581,419,795)

(a) On October 31, 2003, the Fund had a net capital loss carryforward of $586,334,965 of which $66,645,560 expires in the year 2008, $292,493,293 expires in the year 2009, $140,801,844 expires in the year 2010, and $86,394,268 expires in the year 2011.

(b) The difference between book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE J

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of


------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 21



mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

  (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse
effects of market        timing attributable to market timing relationships
described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

  (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

  (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Company, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.


------------------------------------------------------------------------------
22 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO



In addition, the Independent Directors of the Company ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Company; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Company as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.



------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 23



FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Class A
                                       -----------------------------------------------------------------
                                             Six Months                                        March 30,
                                                  Ended                                       2000(a) to
                                         April 30, 2004          Year Ended October 31,       October 31,
                                            (unaudited)      2003         2002         2001         2000
--------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                                    $3.28        $2.43        $3.82        $7.81       $10.00
Income From Investment
  Operations
Net investment loss(b)                          (.02)        (.04)        (.05)        (.14)        (.09)
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.06)         .89        (1.34)       (3.85)       (2.10)
Net increase (decrease) in
  net asset value from
  operations                                    (.08)         .85        (1.39)       (3.99)       (2.19)
Net asset value, end
  of period                                    $3.20        $3.28        $2.43        $3.82        $7.81
Total Return
Total investment return based
  on net asset value(c)                        (2.44)%      34.98%      (36.39)%     (51.09)%     (21.90)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $34,530      $42,639      $39,717      $87,871     $258,879
Ratio to average net assets of:
  Expenses, including interest
    expense                                     1.24%(d)     1.68%        1.71%        3.25%        2.35%(d)
  Expenses, before waivers/
    reimbursements                              1.59%(d)     1.68%        1.71%        3.01%        2.31%(d)
  Expenses, excluding interest
    expense                                     1.24%(d)     1.68%        1.71%        3.01%        2.31%(d)
  Net investment loss                          (1.07)%(d)   (1.44)%      (1.51)%      (2.53)%      (1.79)%(d)
Portfolio turnover rate                           41%          91%          56%          70%          55%


See footnote summary on page 26.


------------------------------------------------------------------------------
24 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO




Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                     Class B
                                       -----------------------------------------------------------------
                                             Six Months                                        March 30,
                                                  Ended                                       2000(a) to
                                         April 30, 2004          Year Ended October 31,       October 31,
                                            (unaudited)      2003         2002         2001         2000
--------------------------------------------------------------------------------------------------------

Net asset value, beginning
  of period                                    $3.18        $2.39        $3.77        $7.77       $10.00
Income From Investment
  Operations
Net investment loss(b)                          (.03)        (.06)        (.08)        (.17)        (.13)
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.05)         .85        (1.30)       (3.83)       (2.10)
Net increase (decrease) in
  net asset value from
  operations                                    (.08)         .79        (1.38)       (4.00)       (2.23)
Net asset value, end
  of period                                    $3.10        $3.18        $2.39        $3.77        $7.77
Total Return
Total investment return based
  on net asset value(c)                        (2.52)%      33.05%      (36.60)%     (51.48)%     (22.30)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $49,506      $59,578      $54,655     $115,586     $300,814
Ratio to average net assets of:
  Expenses, including interest
    expense                                     2.00%(d)     2.46%        2.45%        3.96%        3.02%(d)
  Expenses, before waiver/
    reimbursements                              2.34%(d)     2.46%        2.45%        3.72%        2.99%(d)
  Expenses, excluding interest
    expense                                     2.00%(d)     2.46%        2.45%        3.72%        2.99%(d)
  Net investment loss                          (1.82)%(d)   (2.20)%      (2.26)%      (3.24)%      (2.47)%(d)
Portfolio turnover rate                           41%          91%          56%          70%          55%

See footnote summary on page 26.


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ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 25




Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Class C
                                       -----------------------------------------------------------------
                                             Six Months                                        March 30,
                                                  Ended                                       2000(a) to
                                         April 30, 2004          Year Ended October 31,       October 31,
                                            (unaudited)      2003         2002         2001         2000
--------------------------------------------------------------------------------------------------------

Net asset value, beginning
  of period                                    $3.18        $2.38        $3.77        $7.76       $10.00
Income From Investment
  Operations
Net investment loss(b)                          (.03)        (.06)        (.08)        (.17)        (.13)
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.06)         .86        (1.31)       (3.82)       (2.11)
Net increase (decrease) in
  net asset value from
  operations                                    (.09)         .80        (1.39)       (3.99)       (2.24)
Net asset value, end
  of period                                    $3.09        $3.18        $2.38        $3.77        $7.76
Total Return
Total investment return based
  on net asset value(c)                        (2.83)%      33.61%      (36.87)%     (51.42)%     (22.40)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $26,171      $32,597      $30,580      $68,560     $187,782
Ratio to average net assets of:
  Expenses, including interest
    expense                                     2.00%(d)     2.45%        2.46%        3.97%        3.03%(d)
  Expenses, before waiver/
    reimbursements                              2.34%(d)     2.45%        2.46%        3.73%        2.99%(d)
  Expenses, excluding interest
    expense                                     2.00%(d)     2.45%        2.46%        3.73%        2.99%(d)
  Net investment loss                          (1.82)%(d)   (2.20)%      (2.27)%      (3.25)%      (2.47)%(d)
Portfolio turnover rate                           41%          91%          56%          70%          55%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

------------------------------------------------------------------------------
26 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO



BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Thomas J. Bardong, Vice President
Janet A. Walsh,(2) Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

Bank of New York
One Wall Street
New York, NY 10005

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672



(1)  Member of the Audit Committee.
(2) Ms. Walsh is the person primarily responsible for the day-to-day management of the Portfolio's investment portfolio.

------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO . 27


ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

Blended Style Funds

U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds

Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

** Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
28 . ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO



ALLIANCEBERNSTEIN SELECT INVESTOR SERIES TECHNOLOGY PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

SISTPSR0404



ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.    DESCRIPTION OF EXHIBIT

     11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Select Investor Series, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2004